Debt (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Nov. 15, 2012 item	Dec. 28, 2014	Dec. 29, 2013
Debt
Principal amount of long-term debt outstanding		$ 594,907
Discount on debt issuance		(6,790)	(9,597)
Current portion of long-term debt			(7,200)
Total long-term debt, less current portion		588,117	698,991
Number of new financing arrangements	3
Term Loan Facility
Debt
Principal amount of long-term debt outstanding		$ 594,907	$ 715,788
Weighted-average interest rate (as a percent)		4.75%	4.75%